Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Credit exposure	$ 994,544	$ 1,054,714
Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	935,297	895,971
Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	455,240	421,510
Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	106,898	94,478
Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	20,941	17,658
Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	190,589	180,352
Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	136,812	129,022
Canada [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	604,145	603,210
Canada [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	344,460	328,069
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	63,541	59,480
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	12,444	11,354
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	189,006	178,863
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	79,469	78,372
United States [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	239,201	209,824
United States [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	74,419	63,258
United States [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	28,379	22,201
United States [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	82	24
United States [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	1,072	997
United States [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	44,886	40,036
Other countries [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	91,951	82,937
Other countries [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	36,361	30,183
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	14,978	12,797
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	8,415	6,280
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	511	492
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 12,457	$ 10,614